GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of intangible assets and goodwill, net
Intangibles assets and goodwill net are as follows:

	December 31, 2024	December 31, 2023
In millions of COP
Goodwill	9,017,419	7,818,125
Intangible assets, net	750,484	671,572
Total intangible assets and goodwill, net	9,767,903	8,489,697

Schedule of intangible assets
The following table sets forth the Bank’s intangible assets as of December 31, 2024 and 2023, including the reconciliation of initial and final balances of the cost and accrued amortization:
As of December 31, 2024

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	1,409,836	440,636	1,873,068
Acquisitions	-	211,456	-	211,456
Write off	-	(85,717)	-	(85,717)
Foreign currency translation adjustment	3,471	119,874	67,686	191,031
Balance at December 31, 2024	26,067	1,655,449	508,322	2,189,838

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	741,765	437,135	1,201,496
Write off	-	(76,876)	-	(76,876)
Amortization expense(1)	-	168,647	1,493	170,140
Foreign currency translation adjustment	3,471	73,853	67,270	144,594
Balance at December 31, 2024	26,067	907,389	505,898	1,439,354

Intangible assets at December 31, 2024, net	-	748,060	2,424	750,484
(1)See Note 26.3. Impairment, depreciation and amortization.
As of December 31, 2023

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2023	28,438	1,361,258	554,558	1,944,254
Acquisitions	-	352,248	-	352,248
Write off	-	(119,482)	-	(119,482)
Foreign currency translation adjustment	(5,842)	(184,188)	(113,922)	(303,952)
Balance at December 31, 2023	22,596	1,409,836	440,636	1,873,068

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2023	28,437	765,339	547,947	1,341,723
Write off	-	(119,482)	-	(119,482)
Amortization expense(1)	-	210,333	1,984	212,317
Foreign currency translation adjustment	(5,841)	(114,425)	(112,796)	(233,062)
Balance at December 31, 2023	22,596	741,765	437,135	1,201,496

Intangible assets at December 31, 2023, net	-	668,071	3,501	671,572
(1)See Note 26.3. Impairment, depreciation and amortization.

Schedule of reconciliation of changes in goodwill
The following table presents the goodwill:

	December 31, 2024	December 31, 2023
In millions of COP
Balance at beginning of the year, net	7,818,125	9,836,661
Effect of change in foreign exchange rate(1)	1,199,294	(2,018,536)
Balance at end of the year, net	9,017,419	7,818,125
(1)The market representative rate at the end of December 31, 2024, 2023 and 2022 is COP 4,409.15, COP 3,822.05 and COP 4,810.20, respectively. See Note 2.D.1. Functional currency, transactions and balances in foreign currency.

Summary of key assumptions used by management in determining the recoverable amount
The key assumptions used by management in determining the recoverable amount as of December 31, 2024 and 2023 are:
As of December 31, 2024

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2024
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.50%	4.40%	6,733,971
Banking El Salvador(3)	Discounted Cash flow	5 years plan	14.90% and 14.30%	3.90%	1,243,711
Banking Guatemala	Discounted Cash flow	5 years plan	11.70%	5.10%	1,029,077
Others segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					9,017,419
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important concept for the growth of the banking industry.
(3)Corresponds to the discount rate used for the short and long term, respectively.
As of December 31, 2023

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2023
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.90%	4.50%	5,837,310
Banking El Salvador(3)	Discounted Cash flow	5 years plan	17.10% and 15.50%	3.70%	1,078,105
Banking Guatemala	Discounted Cash flow	5 years plan	12.30%	4.80%	892,050
Others segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					7,818,125
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important concept for the growth of the banking industry.
(3)Corresponds to the discount rate used for the short and long term, respectively.

Schedule of estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis
The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis for the discount rate and growth rate in basis points (bips):
As of December 31, 2024
Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.00%	10.50%	10.00%
4.40%	12,069,096	13,061,970	14,232,692

	-50 bips	Growth rate	+50bips
Discount rate	3.90%	4.40%	4.90%
10.50%	12,512,669	13,061,970	13,709,357
Banking El Salvador

	+100 bips	Discount rate	-100 bips
	15.90%	14.90%	13.90%
Growth rate	15.30%	14.30%	13.30%
3.90%	4,821,361	5,290,874	5,861,625

	-50 bips	Growth rate	+50 bips
Discount rate	3.40%	3.90%	4.40%
14.90% and 14.30%	5,201,761	5,290,874	5,388,987
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.20%	11.70%	11.20%
5.10%	4,433,281	4,819,854	5,271,139

	-50 bips	Growth rate	+50 bips
Discount rate	4.60%	5.10%	5.60%
11.70%	4,665,498	4,819,854	4,999,513
As of December 31, 2023
Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.40%	10.90%	10.40%
4.50%	10,826,278	11,721,608	12,770,528

	-50 bips	Growth rate	+50bips
Discount rate	4.00%	4.50%	5.00%
10.90%	11,224,673	11,721,608	12,302,770
Banking El Salvador

	+100 bips	Discount rate	-100 bips
	18.10%	17.10%	16.10%
Growth rate	16.50%	15.50%	14.50%
3.70%	3,909,551	4,241,177	4,634,962

	-50 bips	Growth rate	+50 bips
Discount rate	3.20%	3.70%	4.20%
17.10% and 15.50%	4,182,324	4,241,177	4,305,238
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.80%	12.30%	11.80%
4.80%	3,903,356	4,224,256	4,592,449

	-50 bips	Growth rate	+50 bips
Discount rate	4.30%	4.80%	5.30%
12.30%	4,090,025	4,224,256	4,377,661

PA FAI Calle 77 acquisition
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the estimated fair value of assets acquired and liabilities assumed
The estimate of the fair value of the assets acquired and liabilities assumed was based on information available as of March 1, 2022. The Bank believes that this information provides a reasonable basis for determining fair values:

In millions of COP
Purchase Price Allocation
Pruchase price on June 9, 2021	56,968
Non-controlling interest at fair value	1,166
TOTAL	58,134

Fair value of net assets acquired
ASSETS
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investments property	60,850
Other assets	78
Total Assets	62,029

LIABILITIES
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Fair value of net assets acquired	60,567

Gain from a bargain purchase	2,433